CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 182,404	$ 152,412	$ 124,040
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation	60,494	54,949	48,536
Amortization of intangibles	6,325	6,393	4,860
Expense associated with share-based and grant compensation arrangements	4,007	3,574	3,805
Deferred income taxes (credits)	7,176	857	(8,629)
Unrealized (gain) loss on investments	(2,523)	1,888	(25)
Net (gain) loss on disposition of assets and impairment of assets	1,565	(6,604)	(863)
Changes in:
Accounts receivable	(16,872)	(8,512)	(30,787)
Inventories	73,120	(84,304)	(49,262)
Accounts payable and cash overdraft	(24,132)	(5,213)	21,159
Accrued liabilities and other	57,727	1,245	23,749
NET CASH PROVIDED BY OPERATING ACTIVITIES	349,291	116,685	136,583
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(84,933)	(95,862)	(71,116)
Proceeds from sale of property, plant and equipment	1,777	38,373	2,919
Acquisitions and purchases of non-controlling interest, net of cash received	(39,122)	(54,017)	(60,587)
Investment in life insurance contracts	(15,253)
Purchases of investments	(13,352)	(13,338)	(13,518)
Proceeds from sale of investments	9,828	3,678	5,103
Other	(982)	(66)	(460)
NET CASH USED IN INVESTING ACTIVITIES	(142,037)	(121,232)	(137,659)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	422,057	732,370	758,287
Repayments under revolving credit facilities	(460,537)	(748,496)	(722,725)
Borrowings of debt		927	8,525
Repayment of debt	(3,136)	(5,540)	(13,347)
Issuance of long-term debt		75,000
Proceeds from issuance of common stock	1,093	1,026	660
Dividends paid to shareholders	(24,549)	(22,072)	(19,607)
Distributions to noncontrolling interest	(2,216)	(3,139)	(4,032)
Repurchase of common stock		(24,629)	(12,977)
Other	20	(1,054)	(31)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(67,268)	4,393	(5,247)
Effect of exchange rate changes on cash	482	(464)	650
NET CHANGE IN CASH AND CASH EQUIVALENTS	140,468	(618)	(5,673)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	28,198	28,816	34,489
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$ 168,666	$ 28,198	$ 28,816